Segment information	9 Months Ended
May 31, 2025
Segment information
Segment information

20. Segment information

The Company operates in two reportable business segments.

The two reportable business segments offer different products and services, require different processes and are based on how the financial information is produced internally for the purposes of monitoring operating results and making decisions about resource allocation and performance assessment by the Company’s Chief Operating Decision Maker.

The following summary describes the operations of each of the Company’s reportable business segments:

●Sale of electric boats – manufacture of customized electric boats for consumer market and sale of boat parts maintenance, and
●Rental of electric boats – short-term rental operation and boat club membership.

Sales between segments are accounted for at prices that approximate fair value. No business segments have been aggregated to form the above reportable business segments.

	Three-month period ended May 31, 2025
	Sale of			Inter-
	electric		Rental of	segment
	boats		electric boats	eliminations	Total
	$		$	$	$
Revenue from external customers	160,372		45,156	—	205,528
Revenue from other segments	81,891		—	(81,891)	—
Segment revenues	242,263		45,156	(81,891)	205,528
Segment gross profit (loss)	55,509		(16,263)	(6,310)	32,936

Segment profit (loss) before tax	(7,075,475)	[1]	(67,806)	(3,789)	(7,147,000)
Research and development	725,299		13,223	—	738,522
Office salaries and benefits	715,751		1,037	—	716,788

	Three-month period ended May 31, 2024
	Sale of			Inter-
	electric		Rental of	segment
	boats		electric boats	eliminations	Total
	$		$	$	$
Revenue from external customers	599,380		460,773	—	1,060,153
Revenue from other segments	(18,753)		4,959	13,794	—
Segment revenues	580,627		465,732	13,794	1,060,153
Segment gross profit (loss)	111,615		326,455	11,967	450,037

Segment profit (loss) before tax	(2,307,334)	[2]	5,883	(903,212)	(3,205,103)
Research and development	628,578		—	—	628,578
Office salaries and benefits	681,995		109,414	—	791,409
1For the three-month period ended May 31, 2025, the segment profit for this segment includes a loss on derivative liabilities of $34,815 and litigation settlement costs of $2,813,511 [see note9 and 13].
2For the three-month period ended May 31, 2024, the segment profit for this segment includes a gain on derivative liabilities of $404,044 [see note 13].

	Nine-month period ended May 31, 2025
	Sale of			Inter-
	electric		Rental of	segment
	boats		electric boats	eliminations	Total
	$		$	$	$
Revenue from external customers	359,096		94,125	—	453,221
Revenue from other segments	116,479		—	(116,479)	—
Segment revenues	475,575		94,125	(116,479)	453,221
Segment gross profit (loss)	33,958		(32,642)	(24,522)	(23,206)

Segment profit (loss) before tax	(12,225,389)	[1]	(83,199)	(25,819)	(12,334,407)
Research and development	1,763,484		19,023	—	1,782,507
Office salaries and benefits	2,262,379		(110,720)	—	2,151,659

	Nine-month period ended May 31, 2024
	Sale of				Inter-
	electric		Rental of		segment
	boats		electric boats		eliminations	Total
	$		$		$	$
Revenue from external customers	893,998		1,881,158		—	2,775,156
Revenue from other segments	207,000		16,926		(223,926)	—
Segment revenues	1,100,998		1,898,064		(223,926)	2,775,156
Segment gross profit (loss)	42,746		1,065,055		(2,153)	1,105,648

Segment profit (loss) before tax	(5,049,355)	[2]	(4,732,851)	[3]	(901,945)	(10,648,151)
Research and development	1,947,815		—		—	1,947,815
Office salaries and benefits	2,280,098		416,537		—	2,696,635

	As at May 31, 2025
	Sale of		Inter-
	electric	Rental of	segment
	boats	electric boats	eliminations	Total
	$	$	$	$
Segment assets	26,218,536	1,272,635	(2,990,849)	24,500,322
Cash	10,858,474	32,428	—	10,891,002
Additions to property and equipment and intangibles	442,225	10,000	(3,200)	449,025
Segment liabilities	797,910	640,103	6,175,621	7,613,634
1For the nine-month period ended May 31, 2025, the segment profit for this segment includes a gain on derivative liabilities $3,094,833, transaction costs of $1,040,742, and litigation settlement costs of $2,813,511 [see note 9 and 13].
2For the nine-month period ended May 31, 2024, the segment profit for this segment includes a gain on derivative liabilities $5,913,484 and transaction costs of $1,860,335 [see note 13].
3For the nine-month period ended May 31, 2024, the segment profit for this segment includes a goodwill impairment loss of $4,274,000 [see note 8].

	As at August 31, 2024
	Sale of		Inter-
	electric	Rental of	segment
	boats	electric boats	eliminations	Total
	$	$	$	$
Segment assets	19,737,669	2,960,124	(11,277,388)	11,420,241
Cash	28,108	35,018	—	63,126
Additions to property and equipment	280,587	487,000	(185,744)	599,578
Segment liabilities	8,306,618	1,151,501	(1,013,824)	8,400,254

The Company has disclosed the above amounts for each reportable segment because they are regularly reviewed by the Chief Operating Decision Maker.